Reporting Entity - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reporting entity [line items]
Capital stocks	₩ 1,789,079	₩ 1,789,079
Common Stock [member]
Disclosure of reporting entity [line items]
Common stock outstanding	357,815,700
American depository shares (one represents one-half of one share of common stock) [member]
Disclosure of reporting entity [line items]
Common stock outstanding	23,525,460
LG Display Poland Spzoo [Member]
Disclosure of reporting entity [line items]
Reclassification Adjustments On Exchange Differences On Translation Net Of Tax	₩ (72,654)
Money Market Trust [member]
Disclosure of reporting entity [line items]
Capital stocks	₩ 11,300
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of reporting entity [line items]
Percentage of Controlling Company's equity interests held by a major shareholder	37.90%
Common stock shares of Controlling Company held by a major shareholder	135,625,000